                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07619

                            Nuveen Investment Trust
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN NWQ MULTI-CAP VALUE FUND
March 31, 2006

   Shares Description                                                           Value
-------------------------------------------------------------------------------------
          COMMON STOCKS - 90.4%

          Aerospace & Defense - 5.9%

  253,200 Lockheed Martin Corporation                                  $   19,022,916

  285,000 Northrop Grumman Corporation                                     19,462,650

  250,000 Raytheon Company                                                 11,460,000
-------------------------------------------------------------------------------------
          Total Aerospace & Defense                                        49,945,566
          --------------------------------------------------------------------------
          Chemicals - 0.1%

  108,242 Tronox Incorporated, Class B                                      1,839,032
-------------------------------------------------------------------------------------
          Commercial Banks - 1.7%

   71,710 Bank of America Corporation                                       3,265,673

  200,000 Wachovia Corporation                                             11,210,000
-------------------------------------------------------------------------------------
          Total Commercial Banks                                           14,475,673
          --------------------------------------------------------------------------
          Commercial Services & Supplies - 2.0%

  400,000 Pitney Bowes Inc.                                                17,172,000
-------------------------------------------------------------------------------------
          Computers & Peripherals - 1.0%

2,200,000 Quantum Corporation, (1)                                          8,228,000
-------------------------------------------------------------------------------------
          Consumer Finance - 1.8%

  501,000 Americredit Corp., (1)                                           15,395,730
-------------------------------------------------------------------------------------
          Containers & Packaging - 1.1%

  410,700 Packaging Corp of America                                         9,216,108
-------------------------------------------------------------------------------------
          Diversified Financial Services - 2.0%

  400,000 JPMorgan Chase & Co.                                             16,656,000
-------------------------------------------------------------------------------------
          Diversified Telecommunication Services - 1.8%

  600,000 Sprint Nextel Corporation                                        15,504,000
-------------------------------------------------------------------------------------
          Electronic Equipment & Instruments - 1.2%

  283,152 Agilent Technologies Inc., (1)                                   10,632,358
-------------------------------------------------------------------------------------
          Food Products - 1.1%

  670,000 Tyson Foods, Inc., Class A                                        9,205,800
-------------------------------------------------------------------------------------
          Health Care Providers & Services - 1.2%

  216,500 Aetna Inc.                                                       10,638,810
-------------------------------------------------------------------------------------
          Independent Power Producers & Energy Traders - 1.8%

  342,900 NRG Energy Inc., (1)                                             15,505,938
-------------------------------------------------------------------------------------
          Insurance - 8.3%

  300,000 Aon Corporation                                                  12,453,000

  312,300 Genworth Financial Inc.                                          10,440,189

  250,000 Hartford Financial Services Group, Inc.                          20,137,500

  162,400 Loews Corporation                                                16,434,880

  170,000 MGIC Investment Corporation                                      11,327,100
-------------------------------------------------------------------------------------
          Total Insurance                                                  70,792,669
          --------------------------------------------------------------------------
          Machinery - 1.1%

  225,000 Ingersoll-Rand Company - Class A                                  9,402,750
-------------------------------------------------------------------------------------
          Media - 9.2%

  675,000 CBS Corporation, Class B                                         16,186,500

  601,400 Comcast Corporation, Special Class A, (1)                        15,708,568

----
1

Portfolio of Investments (Unaudited)
NUVEEN NWQ MULTI-CAP VALUE FUND (continued)
March 31, 2006

   Shares Description                                                           Value
-------------------------------------------------------------------------------------
          Media (continued)

1,375,032 Liberty Media Corporation, Class A, (1)                      $   11,289,013

  900,000 Viacom Inc., Class B, (1)                                        34,920,000
-------------------------------------------------------------------------------------
          Total Media                                                      78,104,081
          --------------------------------------------------------------------------
          Metals & Mining - 6.1%

  925,000 Barrick Gold Corporation                                         25,197,000

  470,400 NovaGold Resources Inc.                                           7,197,120

  200,000 POSCO, ADR                                                       12,760,000

  116,200 United States Steel Corporation                                   7,051,016
-------------------------------------------------------------------------------------
          Total Metals & Mining                                            52,205,136
          --------------------------------------------------------------------------
          Oil, Gas & Consumable Fuels - 13.8%

  536,811 Kerr-McGee Corporation                                           51,254,714

  350,000 Nexen Inc.                                                       19,264,000

  800,000 Noble Energy, Inc.                                               35,136,000

  808,500 Warren Resources Inc., (1)                                       12,046,650
-------------------------------------------------------------------------------------
          Total Oil, Gas & Consumable Fuels                               117,701,364
          --------------------------------------------------------------------------
          Paper & Forest Products - 2.8%

  468,500 Bowater Incorporated                                             13,858,230

  698,700 Sappi Limited, Sponsored ADR                                     10,305,825
-------------------------------------------------------------------------------------
          Total Paper & Forest Products                                    24,164,055
          --------------------------------------------------------------------------
          Real Estate - 4.0%

  430,000 American Home Mortgage Investment Corp.                          13,420,300

1,382,070 Friedman, Billings, Ramsey Group, Inc., Class A                  12,963,817

  700,000 HomeBanc Corp.                                                    6,153,000

  228,000 MFA Mortgage Investments, Inc.                                    1,447,800
-------------------------------------------------------------------------------------
          Total Real Estate                                                33,984,917
          --------------------------------------------------------------------------
          Semiconductors & Equipment - 1.6%

  284,900 Freescale Semiconductor, Inc., (1)                                7,923,069

  485,000 Mattson Technology, Inc., (1)                                     5,820,000
-------------------------------------------------------------------------------------
          Total Semiconductors & Equipment                                 13,743,069
          --------------------------------------------------------------------------
          Software - 5.5%

1,716,677 CA Inc.                                                          46,710,781
-------------------------------------------------------------------------------------
          Thrifts & Mortgage Finance - 11.6%

  900,000 Countrywide Financial Corporation                                33,030,000

  550,000 Fannie Mae                                                       28,270,000

  650,000 IndyMac Bancorp, Inc.                                            26,604,500

  191,000 Radian Group Inc.                                                11,507,750
-------------------------------------------------------------------------------------
          Total Thrifts & Mortgage Finance                                 99,412,250
          --------------------------------------------------------------------------
          Tobacco - 3.7%

  439,700 Altria Group, Inc.                                               31,157,141
-------------------------------------------------------------------------------------
          Total Common Stocks (cost $661,259,581)                         771,793,228
          --------------------------------------------------------------------------

----
2

   Principal
Amount (000) Description                                                  Coupon Maturity          Value
--------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 8.8%
             Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $74,996,012, collateralized by
              $79,980,000 U.S. Treasury Notes, 4.250%, due 8/15/15,
   $  74,969  value $76,469,118                                           4.250%  4/03/06 $   74,969,460
--------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $74,969,460)                                  74,969,460
             ------------------------------------------------------------------------------------------
             Total Investments (cost $736,229,041) - 99.2%                                   846,762,688
             ------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.8%                                              6,694,304
             ------------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $  853,456,992
             ------------------------------------------------------------------------------------------

           (1)Non-income producing.
           ADRAmerican Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At March 31, 2006, the cost of investments was $736,267,845.

           Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

    -----------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $124,802,812
      Depreciation                                             (14,307,969)
    -----------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $110,494,843
    -----------------------------------------------------------------------

----
3

Portfolio of Investments (Unaudited)
NUVEEN LARGE-CAP VALUE FUND
March 31, 2006

 Shares Description                                                          Value
----------------------------------------------------------------------------------
        COMMON STOCKS - 98.0%

        Aerospace & Defense - 2.7%

335,250 Honeywell International Inc.                                 $  14,338,643
----------------------------------------------------------------------------------
        Beverages - 2.0%

183,350 PepsiCo, Inc.                                                   10,595,797
----------------------------------------------------------------------------------
        Building Products - 0.9%

142,350 Masco Corporation                                                4,624,952
----------------------------------------------------------------------------------
        Capital Markets - 2.8%

 93,750 Goldman Sachs Group, Inc.                                       14,715,000
----------------------------------------------------------------------------------
        Commercial Banks - 8.5%

534,450 Bank of America Corporation                                     24,338,851

170,850 Bank of New York Company, Inc.                                   6,157,434

230,750 Wells Fargo & Company                                           14,738,003
----------------------------------------------------------------------------------
        Total Commercial Banks                                          45,234,288
        -------------------------------------------------------------------------
        Communications Equipment - 1.5%

357,600 Motorola, Inc.                                                   8,192,616
----------------------------------------------------------------------------------
        Computers & Peripherals - 4.2%

259,900 Hewlett-Packard Company                                          8,550,710

169,950 International Business Machines Corporation (IBM)               14,015,777
----------------------------------------------------------------------------------
        Total Computers & Peripherals                                   22,566,487
        -------------------------------------------------------------------------
        Containers & Packaging - 1.0%

122,450 Temple Inland Inc.                                               5,455,148
----------------------------------------------------------------------------------
        Diversified Financial Services - 8.8%

128,800 CIT Group Inc.                                                   6,893,376

501,161 Citigroup Inc.                                                  23,669,833

390,650 JPMorgan Chase & Co.                                            16,266,665
----------------------------------------------------------------------------------
        Total Diversified Financial Services                            46,829,874
        -------------------------------------------------------------------------
        Diversified Telecommunication Services - 6.0%

462,500 BellSouth Corporation                                           16,025,625

612,700 Sprint Nextel Corporation                                       15,832,168
----------------------------------------------------------------------------------
        Total Diversified Telecommunication Services                    31,857,793
        -------------------------------------------------------------------------
        Electric Utilities - 2.4%

187,100 Entergy Corporation                                             12,898,674
----------------------------------------------------------------------------------
        Electrical Equipment - 1.1%

 66,950 Cooper Industries, Ltd., Class A                                 5,817,955
----------------------------------------------------------------------------------
        Energy Equipment & Services - 2.1%

155,250 Halliburton Company                                             11,336,355
----------------------------------------------------------------------------------
        Food & Staples Retailing - 2.5%

288,100 Wal-Mart Stores, Inc.                                           13,609,844
----------------------------------------------------------------------------------
        Food Products - 0.9%

 86,750 Bunge Limited                                                    4,832,843
----------------------------------------------------------------------------------
        Health Care Equipment & Supplies - 2.7%

369,850 Baxter International Inc.                                       14,353,879
----------------------------------------------------------------------------------

----
4

 Shares Description                                                          Value
----------------------------------------------------------------------------------
        Hotels, Restaurants & Leisure - 5.2%

260,450 Carnival Corporation                                         $  12,337,517

450,250 McDonald's Corporation                                          15,470,590
----------------------------------------------------------------------------------
        Total Hotels, Restaurants & Leisure                             27,808,107
        -------------------------------------------------------------------------
        Industrial Conglomerates - 1.6%

 94,250 Textron Inc.                                                     8,802,008
----------------------------------------------------------------------------------
        Insurance - 7.3%

204,500 American International Group, Inc.                              13,515,405

228,344 Aon Corporation                                                  9,478,559

 86,250 Fidelity National Financial, Inc.                                3,064,463

316,500 St. Paul Travelers Companies, Inc.                              13,226,535
----------------------------------------------------------------------------------
        Total Insurance                                                 39,284,962
        -------------------------------------------------------------------------
        Machinery - 1.5%

109,300 Caterpillar Inc.                                                 7,848,833
----------------------------------------------------------------------------------
        Metals & Mining - 1.4%

120,000 United States Steel Corporation                                  7,281,600
----------------------------------------------------------------------------------
        Multiline Retail - 1.2%

 48,150 Sears Holding Corporation, (1)                                   6,367,356
----------------------------------------------------------------------------------
        Multi-Utilities - 2.8%

214,400 Dominion Resources, Inc.                                        14,800,032
----------------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 10.3%

 40,900 Amerada Hess Corporation                                         5,824,160

394,000 Exxon Mobil Corporation                                         23,978,839

175,325 Marathon Oil Corporation                                        13,354,505

127,300 Occidental Petroleum Corporation                                11,794,345
----------------------------------------------------------------------------------
        Total Oil, Gas & Consumable Fuels                               54,951,849
        -------------------------------------------------------------------------
        Pharmaceuticals - 5.4%

349,100 Abbott Laboratories                                             14,826,277

257,000 Norvatis AG, ADR                                                14,248,080
----------------------------------------------------------------------------------
        Total Pharmaceuticals                                           29,074,357
        -------------------------------------------------------------------------
        Road & Rail - 4.4%

139,950 CSX Corporation                                                  8,369,010

282,750 Norfolk Southern Corporation                                    15,288,293
----------------------------------------------------------------------------------
        Total Road & Rail                                               23,657,303
        -------------------------------------------------------------------------
        Semiconductors & Equipment - 0.8%

166,300 Freescale Semiconductor, Inc., Class B                           4,618,151
----------------------------------------------------------------------------------
        Software - 2.9%

574,750 Microsoft Corporation                                           15,638,948
----------------------------------------------------------------------------------
        Tobacco - 3.1%

233,700 Altria Group, Inc.                                              16,559,981
----------------------------------------------------------------------------------
        Total Common Stocks (cost $419,026,481)                        523,953,635
        -------------------------------------------------------------------------

----
5

Portfolio of Investments (Unaudited)
NUVEEN LARGE-CAP VALUE FUND (continued)
March 31, 2006

   Principal
Amount (000) Description                                                  Coupon Maturity         Value
-------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 2.0%
             Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $10,929,985, collateralized by
              $11,300,000 U.S. Treasury Notes, 3.875%, due 5/15/09,
   $  10,926  value $11,148,456                                           4.250%  4/03/06 $  10,926,115
-------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $10,926,115)                                 10,926,115
             -----------------------------------------------------------------------------------------
             Total Investments (cost $429,952,596) - 100.0%                                 534,879,750
             -----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (0.0)%                                           (267,186)
             -----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $ 534,612,564
             -----------------------------------------------------------------------------------------

           (1)Non-income producing.
           ADRAmerican Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At March 31, 2006, the cost of investments was $432,537,119.

           Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

    -----------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $108,493,946
      Depreciation                                              (6,151,315)
    -----------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $102,342,631
    -----------------------------------------------------------------------

----
6

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND
March 31, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       COMMON STOCKS - 41.5%

       Aerospace & Defense - 1.1%

21,150 Honeywell International Inc.                                 $        904,586
------------------------------------------------------------------------------------
       Beverages - 0.8%

11,600 PepsiCo, Inc.                                                         670,364
------------------------------------------------------------------------------------
       Building Products - 0.4%

 9,150 Masco Corporation                                                     297,284
------------------------------------------------------------------------------------
       Capital Markets - 1.2%

 5,950 Goldman Sachs Group, Inc.                                             933,912
------------------------------------------------------------------------------------
       Commercial Banks - 3.6%

34,250 Bank of America Corporation                                         1,559,744

10,700 Bank of New York Company, Inc.                                        385,628

14,550 Wells Fargo & Company                                                 929,309
------------------------------------------------------------------------------------
       Total Commercial Banks                                              2,874,681
       ----------------------------------------------------------------------------
       Communications Equipment - 0.6%

22,650 Motorola, Inc.                                                        518,912
------------------------------------------------------------------------------------
       Computers & Peripherals - 1.8%

16,400 Hewlett-Packard Company                                               539,560

10,550 International Business Machines Corporation (IBM)                     870,059
------------------------------------------------------------------------------------
       Total Computers & Peripherals                                       1,409,619
       ----------------------------------------------------------------------------
       Containers & Packaging - 0.4%

 7,700 Temple Inland Inc.                                                    343,035
------------------------------------------------------------------------------------
       Diversified Financial Services - 3.7%

 8,150 CIT Group Inc.                                                        436,188

31,710 Citigroup Inc.                                                      1,497,663

24,650 JPMorgan Chase & Co.                                                1,026,426
------------------------------------------------------------------------------------
       Total Diversified Financial Services                                2,960,277
       ----------------------------------------------------------------------------
       Diversified Telecommunication Services - 2.5%

29,250 BellSouth Corporation                                               1,013,513

38,750 Sprint Nextel Corporation                                           1,001,300
------------------------------------------------------------------------------------
       Total Diversified Telecommunication Services                        2,014,813
       ----------------------------------------------------------------------------
       Electric Utilities - 1.0%

11,800 Entergy Corporation                                                   813,492
------------------------------------------------------------------------------------
       Electrical Equipment - 0.5%

 4,250 Cooper Industries, Ltd., Class A                                      369,325
------------------------------------------------------------------------------------
       Energy Equipment & Services - 0.9%

 9,650 Halliburton Company                                                   704,643
------------------------------------------------------------------------------------
       Food & Staples Retailing - 1.1%

18,200 Wal-Mart Stores, Inc.                                                 859,768
------------------------------------------------------------------------------------
       Food Products - 0.4%

 5,500 Bunge Limited                                                         306,405
------------------------------------------------------------------------------------
       Health Care Equipment & Supplies - 1.1%

23,350 Baxter International Inc.                                             906,214
------------------------------------------------------------------------------------

----
7

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
March 31, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 2.2%

16,500 Carnival Corporation                                         $        781,605

28,100 McDonald's Corporation                                                965,516
------------------------------------------------------------------------------------
       Total Hotels, Restaurants & Leisure                                 1,747,121
       ----------------------------------------------------------------------------
       Industrial Conglomerates - 0.7%

 6,000 Textron Inc.                                                          560,340
------------------------------------------------------------------------------------
       Insurance - 3.1%

12,900 American International Group, Inc.                                    852,561

14,400 Aon Corporation                                                       597,744

 5,500 Fidelity National Financial, Inc.                                     195,415

20,050 St. Paul Travelers Companies, Inc.                                    837,890
------------------------------------------------------------------------------------
       Total Insurance                                                     2,483,610
       ----------------------------------------------------------------------------
       Machinery - 0.6%

 6,900 Caterpillar Inc.                                                      495,489
------------------------------------------------------------------------------------
       Metals & Mining - 0.6%

 7,550 United States Steel Corporation                                       458,134
------------------------------------------------------------------------------------
       Multiline Retail - 0.5%

 3,100 Sears Holding Corporation, (1)                                        409,944
------------------------------------------------------------------------------------
       Multi-Utilities - 1.2%

13,400 Dominion Resources, Inc.                                              925,002
------------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 4.5%

 3,000 Amerada Hess Corporation                                              427,200

25,550 Exxon Mobil Corporation                                             1,554,972

11,041 Marathon Oil Corporation                                              840,993

 8,150 Occidental Petroleum Corporation                                      755,098
------------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                   3,578,263
       ----------------------------------------------------------------------------
       Pharmaceuticals - 2.3%

21,850 Abbott Laboratories                                                   927,970

16,600 Norvatis AG, ADR                                                      920,304
------------------------------------------------------------------------------------
       Total Pharmaceuticals                                               1,848,274
       ----------------------------------------------------------------------------
       Road & Rail - 1.9%

 8,850 CSX Corporation                                                       529,230

17,900 Norfolk Southern Corporation                                          967,853
------------------------------------------------------------------------------------
       Total Road & Rail                                                   1,497,083
       ----------------------------------------------------------------------------
       Semiconductors & Equipment - 0.3%

10,350 Freescale Semiconductor, Inc., Class B                                287,420
------------------------------------------------------------------------------------
       Software - 1.2%

36,300 Microsoft Corporation                                                 987,723
------------------------------------------------------------------------------------
       Tobacco - 1.3%

14,750 Altria Group, Inc.                                                  1,045,185
------------------------------------------------------------------------------------
       Total Common Stocks (cost $26,334,027)                             33,210,918
       ----------------------------------------------------------------------------

----
8

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (2) Ratings (3)           Value
---------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS - 57.2%

             California - 9.6%

 $     1,000 Alameda Corridor Transportation Authority, California,       10/17 at 100.00         AAA $       765,460
              Subordinate Lien Revenue Bonds, Series 2004A, 0.000%,
              10/01/25 - AMBAC Insured

         500 Calleguas-Las Virgenes Public Finance Authority,              7/13 at 100.00         AAA         538,935
              California, Water Revenue Bonds, Calleguas Municipal Water
              District, Series 2003B, 5.250%, 7/01/19 - MBIA Insured

       2,495 Escondido, California, FNMA Multifamily Housing Revenue       6/06 at 101.00         AAA       2,522,041
              Refunding Bonds, Morning View Terrace Apartments, Series
              1997B, 5.400%, 1/01/27 (Mandatory put 7/01/07)
              (Pre-refunded 6/01/06)

         735 Northern California Power Agency, Revenue Bonds, Geothermal     No Opt. Call        BBB+         750,597
              Project 3, Series 1993, 5.650%, 7/01/07

         250 Orange County, California, Refunding Recovery Bonds, Series     No Opt. Call         AAA         273,363
              1995A, 6.000%, 6/01/10 - MBIA Insured (ETM)

       1,495 Palmdale Civic Authority, California, Revenue Refinancing     7/07 at 102.00         AAA       1,553,873
              Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12
              - MBIA Insured

       1,000 San Diego County, California, Certificates of                 9/09 at 101.00     Baa3(4)       1,066,180
              Participation, Burnham Institute, Series 1999, 5.700%,
              9/01/11 (Pre-refunded 9/01/09)

         250 San Diego County, California, Certificates of                 9/15 at 102.00        Baa3         248,600
              Participation, Burnham Institute, Series 2006, 5.000%,
              9/01/34
---------------------------------------------------------------------------------------------------------------------
       7,725 Total California                                                                               7,719,049
---------------------------------------------------------------------------------------------------------------------
             Colorado - 5.4%

         250 Colorado Health Facilities Authority, Revenue Bonds, Vail     1/15 at 100.00        BBB+         257,035
              Valley Medical Center, Series 2004, 5.000%, 1/15/17

       1,000 Denver City and County, Colorado, Airport Special             1/09 at 101.00         AAA       1,058,480
              Facilities Revenue Bonds, Rental Car Projects, Series
              1999A, 6.000%, 1/01/13 - MBIA Insured (Alternative Minimum
              Tax)

       1,000 Denver City and County, Colorado, Airport System Revenue     11/06 at 102.00         AAA       1,030,230
              Bonds, Series 1996B, 5.625%, 11/15/08 - MBIA Insured
              (Alternative Minimum Tax)

       2,000 E-470 Public Highway Authority, Colorado, Toll Revenue          No Opt. Call         AAA         410,000
              Bonds, Series 2004B, 0.000%, 3/01/36 - MBIA Insured

       2,000 Metropolitan Football Stadium District, Colorado, Sales Tax     No Opt. Call         AAA       1,592,679
              Revenue Bonds, Series 1999A, 0.000%, 1/01/12 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       6,250 Total Colorado                                                                                 4,348,424
---------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.5%

         785 Connecticut Development Authority, First Mortgage Gross      12/06 at 103.00        BBB+         794,789
              Revenue Refunding Healthcare Bonds, Elim Park Baptist Home
              Inc., Series 1998A, 4.875%, 12/01/07

         375 Connecticut Health and Educational Facilities Authority,        No Opt. Call         BB+         375,780
              Revenue Bonds, Hospital for Special Care, Series 1997B,
              5.125%, 7/01/07
---------------------------------------------------------------------------------------------------------------------
       1,160 Total Connecticut                                                                              1,170,569
---------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.5%

         255 District of Columbia, General Obligation Refunding Bonds,       No Opt. Call         AAA         281,357
              Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured

         130 Washington Convention Center Authority, District of          10/08 at 101.00         AAA         134,681
              Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series
              1998, 5.000%, 10/01/21 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
         385 Total District of Columbia                                                                       416,038
---------------------------------------------------------------------------------------------------------------------
             Idaho - 0.4%

         285 Idaho Housing and Finance Association, Single Family          1/07 at 102.00         Aa3         286,243
              Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Illinois - 4.9%

         980 Bolingbrook, Will and DuPage Counties, Illinois,                No Opt. Call         AAA       1,062,594
              Residential Mortgage Revenue Bonds, Series 1979, 7.500%,
              8/01/10 - FGIC Insured (ETM)

----
9

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
March 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (2) Ratings (3)           Value
---------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

             Chicago Board of Education, Illinois, Unlimited Tax General
             Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
 $     1,735  0.000%, 12/01/24 - FGIC Insured                                No Opt. Call         AAA $       731,597
       2,205  0.000%, 12/01/29 - FGIC Insured                                No Opt. Call         AAA         722,579

         300 Chicago, Illinois, General Obligation Refunding Bonds,        1/08 at 100.00         AAA         305,682
              Series 1996B, 5.125%, 1/01/25 - FGIC Insured

             Illinois Development Finance Authority, Economic
             Development Revenue Bonds, Latin School of Chicago, Series
             1998:
         270  5.200%, 8/01/11 (Pre-refunded 8/01/08)                       8/08 at 100.00    Baa2 (4)         278,440
         200  5.250%, 8/01/12 (Pre-refunded 8/01/08)                       8/08 at 100.00    Baa2 (4)         206,474
         580  5.300%, 8/01/13 (Pre-refunded 8/01/08)                       8/08 at 100.00    Baa2 (4)         599,418
---------------------------------------------------------------------------------------------------------------------
       6,270 Total Illinois                                                                                 3,906,784
---------------------------------------------------------------------------------------------------------------------
             Indiana - 1.1%

         860 St. Joseph County Hospital Authority, Indiana, Revenue        2/08 at 101.00         AAA         851,090
              Bonds, Memorial Health System, Series 1998A, 4.625%,
              8/15/28 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.5%

         340 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00         AAA         360,516
              Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
              MBIA Insured
---------------------------------------------------------------------------------------------------------------------
             Maine - 0.3%

         255 Winslow, Maine, General Obligation Tax Increment Financing    3/07 at 102.00         AAA         264,512
              Bonds, Crowe Rope Industries, Series 1997A, 6.000%,
              3/01/11 - MBIA Insured (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.2%

         885 Massachusetts Development Finance Agency, Resource Recovery  12/08 at 102.00         BBB         911,506
              Revenue Bonds, Ogden Haverhill Associates, Series 1998B,
              5.200%, 12/01/13 (Alternative Minimum Tax)

         250 Massachusetts Health and Educational Facilities Authority,    7/06 at 102.00         AAA         256,325
              Revenue Bonds, Melrose-Wakefield Healthcare Corporation,
              Series 1996C, 5.700%, 7/01/08 (Pre-refunded 7/01/06)

         590 Massachusetts Turnpike Authority, Western Turnpike Revenue    7/06 at 100.00         AAA         617,765
              Bonds, Series 1997A, 5.550%, 1/01/17 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       1,725 Total Massachusetts                                                                            1,785,596
---------------------------------------------------------------------------------------------------------------------
             Michigan - 0.7%

         540 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00         BB-         526,781
              Bonds, Detroit Medical Center Obligated Group, Series
              1998A, 5.000%, 8/15/13
---------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.6%

         500 Minnesota, General Obligation Bonds, Series 1998, 5.000%,    11/08 at 100.00         AAA         515,085
              11/01/17
---------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.6%

         500 Jones County, Mississippi, Hospital Revenue Bonds, South     12/07 at 100.00        BBB+         507,985
              Central Regional Medical Center, Series 1997, 5.400%,
              12/01/11
---------------------------------------------------------------------------------------------------------------------
             Missouri - 0.5%

       1,000 Kansas City Municipal Assistance Corporation, Missouri,         No Opt. Call         AAA         367,130
              Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 -
              AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Nevada - 0.7%

         480 Clark County, Nevada, Motor Vehicle Fuel Tax Highway          7/13 at 100.00         AAA         510,091
              Improvement Revenue Bonds, Series 2003, 5.125%, 7/01/17 -
              AMBAC Insured

          30 Nevada Housing Division, Single Family Mortgage Bonds,        4/07 at 102.00         Aa3          30,197
              Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
         510 Total Nevada                                                                                     540,288
---------------------------------------------------------------------------------------------------------------------

----
10

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (2) Ratings (3)           Value
---------------------------------------------------------------------------------------------------------------------
             New Hampshire - 1.9%

 $     1,050 New Hampshire Higher Educational and Health Facilities        1/07 at 102.00        BBB- $     1,083,852
              Authority, Revenue Bonds, New Hampshire College, Series
              1997, 6.200%, 1/01/12

         400 New Hampshire Higher Educational and Health Facilities        1/07 at 102.00    BBB- (4)         415,532
              Authority, Revenue Bonds, New Hampshire College, Series
              1997, 6.200%, 1/01/12 (Pre-refunded 1/01/07)
---------------------------------------------------------------------------------------------------------------------
       1,450 Total New Hampshire                                                                            1,499,384
---------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.4%

         280 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00         BBB         291,080
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              5.750%, 6/01/32
---------------------------------------------------------------------------------------------------------------------
             New York - 8.0%

       1,000 City University of New York, Certificates of Participation      No Opt. Call         AA-       1,009,110
              Refunding, John Jay College of Criminal Justice, Series
              1995A, 6.000%, 8/15/06

         500 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00         AAA         526,785
              Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
              5.000%, 2/01/19 - FGIC Insured

         125 New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50          A+         128,284
              Series 1997D, 5.875%, 11/01/11

           5 New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50      A+ (4)           5,144
              Series 1997D, 5.875%, 11/01/11 (Pre-refunded 11/01/06)

         360 New York City, New York, General Obligation Bonds, Fiscal     4/07 at 101.00      A+ (4)         372,658
              Series 1997I, 6.000%, 4/15/09 (Pre-refunded 4/15/07)

         700 New York City, New York, General Obligation Bonds, Fiscal     8/07 at 101.00          A+         721,504
              Series 1998D, 5.500%, 8/01/10

         300 New York City, New York, General Obligation Bonds, Fiscal     8/07 at 101.00      A+ (4)         310,659
              Series 1998D, 5.500%, 8/01/10 (Pre-refunded 8/01/07)

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003B-1C:
       1,000  5.500%, 6/01/15                                              6/10 at 100.00         AA-       1,060,730
         500  5.500%, 6/01/16                                              6/11 at 100.00         AA-         535,510

         285 New York State Urban Development Corporation, Revenue           No Opt. Call         AA-         285,000
              Refunding Bonds, State Facilities, Series 1995, 6.250%,
              4/01/06

       1,430 New York State Urban Development Corporation, Service           No Opt. Call         AAA       1,469,168
              Contract Revenue Bonds, Youth Facilities, Series 1997,
              6.500%, 4/01/07
---------------------------------------------------------------------------------------------------------------------
       6,205 Total New York                                                                                 6,424,552
---------------------------------------------------------------------------------------------------------------------
             North Carolina - 1.8%

         205 North Carolina Eastern Municipal Power Agency, Power System   1/08 at 101.00         AAA         212,288
              Revenue Refunding Bonds, Series 1997A, 5.375%, 1/01/24 -
              MBIA Insured

       1,065 North Carolina Municipal Power Agency 1, Catawba Electric       No Opt. Call         AAA       1,218,850
              Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)
---------------------------------------------------------------------------------------------------------------------
       1,270 Total North Carolina                                                                           1,431,138
---------------------------------------------------------------------------------------------------------------------
             Ohio - 1.3%

       1,000 Lorain County, Ohio, Healthcare Facilities Revenue            2/08 at 101.00         BBB       1,016,900
              Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%,
              2/01/12
---------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.9%

         470 Edmond Public Works Authority, Oklahoma, Utility System       7/09 at 100.00         AAA         497,598
              Revenue Refunding Bonds, Series 1999, 5.600%, 7/01/19
              (Pre-refunded 7/01/09) - AMBAC Insured

       1,000 Oklahoma State Industries Authority, Health System Revenue      No Opt. Call         AAA       1,030,990
              Refunding Bonds, Baptist Medical Center, Series 1995D,
              6.000%, 8/15/07 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
       1,470 Total Oklahoma                                                                                 1,528,588
---------------------------------------------------------------------------------------------------------------------
             Oregon - 0.6%

         475 Oregon Housing and Community Services Department, Single      1/14 at 100.00         Aa2         489,041
              Family Mortgage Revenue Bonds, Series 2004H, 5.125%,
              1/01/29 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------

----
11

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
March 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (2) Ratings (3)           Value
---------------------------------------------------------------------------------------------------------------------
             Rhode Island - 1.0%

 $       760 Providence, Rhode Island, General Obligation Bonds, Series    7/07 at 101.00         AAA $       790,522
              1997A, 6.000%, 7/15/09 (Pre-refunded 7/15/07) - FSA Insured
---------------------------------------------------------------------------------------------------------------------
             South Carolina - 3.4%

         250 Dorchester County School District 2, South Carolina,         12/14 at 100.00           A         261,945
              Installment Purchase Revenue Bonds, GROWTH, Series 2004,
              5.250%, 12/01/20

       1,000 Greenville County School District, South Carolina,           12/12 at 101.00     AA- (4)       1,117,510
              Installment Purchase Revenue Bonds, Series 2002, 5.875%,
              12/01/19 (Pre-refunded 12/01/12)

         500 Medical University Hospital Authority, South Carolina,        8/14 at 100.00         AAA         533,800
              FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%,
              8/15/20 - MBIA Insured

         775 Tobacco Settlement Revenue Management Authority, South        5/11 at 101.00         BBB         813,099
              Carolina, Tobacco Settlement Asset- Backed Bonds, Series
              2001B, 6.000%, 5/15/22
---------------------------------------------------------------------------------------------------------------------
       2,525 Total South Carolina                                                                           2,726,354
---------------------------------------------------------------------------------------------------------------------
             Texas - 3.6%

       2,000 Abilene Higher Education Authority, Inc., Texas, Student     11/08 at 100.00         Aa3       2,022,879
              Loan Revenue Bonds, Subordinate Series 1998B, 5.050%,
              7/01/13 (Alternative Minimum Tax)

       1,000 Harris County-Houston Sports Authority, Texas, Junior Lien      No Opt. Call         AAA         305,970
              Revenue Bonds, Series 2001H, 0.000%, 11/15/30 - MBIA
              Insured

         630 Houston, Texas, Hotel Occupancy Tax and Special Revenue         No Opt. Call         AAA         197,108
              Bonds, Convention and Entertainment Project, Series 2001B,
              0.000%, 9/01/30 - AMBAC Insured

         250 San Antonio, Texas, Airport System Improvement Revenue        7/06 at 101.00         AAA         253,503
              Bonds, Series 1996, 5.700%, 7/01/09 - FGIC Insured
              (Alternative Minimum Tax)

          65 Texas Department of Housing, Single Family Mortgage Revenue   9/06 at 102.00         AAA          66,691
              Bonds, Series 1996E, 5.750%, 3/01/10 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       3,945 Total Texas                                                                                    2,846,151
---------------------------------------------------------------------------------------------------------------------
             Utah - 0.2%

         200 Utah State Board of Regents, Student Loan Revenue Bonds,      5/06 at 102.00         AAA         204,268
              Series 1995N, 6.000%, 5/01/08 - AMBAC Insured (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Virginia - 0.2%

         250 Fairfax County Industrial Development Authority, Virginia,    2/08 at 101.00         AA+         252,985
              Healthcare Revenue Refunding Bonds, Inova Health System,
              Series 1998A, 5.000%, 8/15/25
---------------------------------------------------------------------------------------------------------------------
             Washington - 2.9%

         240 Central Puget Sound Regional Transit Authority, Washington,   2/09 at 101.00         AAA         241,111
              Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999,
              4.750%, 2/01/28 - FGIC Insured

         465 Cowlitz County Public Utilities District 1, Washington,       9/14 at 100.00         AAA         484,265
              Electric Production Revenue Bonds, Series 2004, 5.000%,
              9/01/22 - FGIC Insured

         800 Washington Public Power Supply System, Revenue Refunding      7/06 at 102.00         AAA         819,888
              Bonds, Nuclear Project 3, Series 1996A, 5.700%, 7/01/09
              (Pre-refunded 7/01/06) - AMBAC Insured

         710 Washington State Tobacco Settlement Authority, Tobacco        6/13 at 100.00         BBB         771,869
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26
---------------------------------------------------------------------------------------------------------------------
       2,215 Total Washington                                                                               2,317,133
---------------------------------------------------------------------------------------------------------------------
             Wisconsin - 0.5%

         400 Badger Tobacco Asset Securitization Corporation, Wisconsin,   6/12 at 100.00         BBB         429,172
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.375%, 6/01/32
---------------------------------------------------------------------------------------------------------------------
 $    50,750 Total Municipal Bonds (cost $44,530,575)                                                      45,813,358
---------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $70,864,602) - 98.7%                                                  79,024,276
             --------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.3%                                                           1,073,100
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $    80,097,376
             --------------------------------------------------------------------------------------------------------

----
12

            (1) Non-income producing.
            (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (4) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
          (ETM) Escrowed to maturity.
            ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At March 31, 2006, the cost of investments was $70,999,470.

           Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $8,462,736
       Depreciation                                              (437,930)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $8,024,806
     ---------------------------------------------------------------------

----
13

Portfolio of Investments (Unaudited)
NUVEEN BALANCED STOCK AND BOND FUND
March 31, 2006

    Shares Description                                                            Value
---------------------------------------------------------------------------------------
           COMMON STOCKS - 62.1%

           Aerospace & Defense - 1.7%

    23,300 Honeywell International Inc.                                 $       996,541
---------------------------------------------------------------------------------------
           Beverages - 1.3%

    12,650 PepsiCo, Inc.                                                        731,044
---------------------------------------------------------------------------------------
           Building Products - 0.5%

     9,600 Masco Corporation                                                    311,904
---------------------------------------------------------------------------------------
           Capital Markets - 1.8%

     6,500 Goldman Sachs Group, Inc.                                          1,020,240
---------------------------------------------------------------------------------------
           Commercial Banks - 5.4%

    36,900 Bank of America Corporation                                        1,680,426

    11,750 Bank of New York Company, Inc.                                       423,470

    16,100 Wells Fargo & Company                                              1,028,307
---------------------------------------------------------------------------------------
           Total Commercial Banks                                             3,132,203
           ---------------------------------------------------------------------------
           Communications Equipment - 0.8%

    21,200 Motorola, Inc.                                                       485,692
---------------------------------------------------------------------------------------
           Computers & Peripherals - 2.6%

    18,200 Hewlett-Packard Company                                              598,780

    11,350 International Business Machines Corporation (IBM)                    936,035
---------------------------------------------------------------------------------------
           Total Computers & Peripherals                                      1,534,815
           ---------------------------------------------------------------------------
           Containers & Packaging - 0.6%

     8,250 Temple Inland Inc.                                                   367,538
---------------------------------------------------------------------------------------
           Diversified Financial Services - 5.6%

     8,600 CIT Group Inc.                                                       460,272

    35,074 Citigroup Inc.                                                     1,656,545

    27,300 JPMorgan Chase & Co.                                               1,136,772
---------------------------------------------------------------------------------------
           Total Diversified Financial Services                               3,253,589
           ---------------------------------------------------------------------------
           Diversified Telecommunication Services - 3.8%

    32,050 BellSouth Corporation                                              1,110,533

    42,850 Sprint Nextel Corporation                                          1,107,244
---------------------------------------------------------------------------------------
           Total Diversified Telecommunication Services                       2,217,777
           ---------------------------------------------------------------------------
           Electric Utilities - 1.5%

    13,050 Entergy Corporation                                                  899,667
---------------------------------------------------------------------------------------
           Electrical Equipment - 0.7%

     4,600 Cooper Industries, Ltd., Class A                                     399,740
---------------------------------------------------------------------------------------
           Energy Equipment & Services - 1.3%

    10,350 Halliburton Company                                                  755,757
---------------------------------------------------------------------------------------
           Food & Staples Retailing - 1.6%

    20,100 Wal-Mart Stores, Inc.                                                949,524
---------------------------------------------------------------------------------------
           Food Products - 0.6%

     5,900 Bunge Limited                                                        328,689
---------------------------------------------------------------------------------------
           Health Care Equipment & Supplies - 1.7%

    24,800 Baxter International Inc.                                            962,488
---------------------------------------------------------------------------------------

----
14

    Shares    Description                                                            Value
------------------------------------------------------------------------------------------
              Hotels, Restaurants & Leisure - 3.3%

    18,150    Carnival Corporation                                         $       859,766

    30,500    McDonald's Corporation                                             1,047,980
------------------------------------------------------------------------------------------
              Total Hotels, Restaurants & Leisure                                1,907,746
              ---------------------------------------------------------------------------
              Industrial Conglomerates - 1.1%

     6,550    Textron Inc.                                                         611,705
------------------------------------------------------------------------------------------
              Insurance - 4.7%

    13,900    American International Group, Inc.                                   918,651

    15,999    Aon Corporation                                                      664,118

     6,050    Fidelity National Financial, Inc.                                    214,957

    22,000    St. Paul Travelers Companies, Inc.                                   919,380
------------------------------------------------------------------------------------------
              Total Insurance                                                    2,717,106
              ---------------------------------------------------------------------------
              Machinery - 0.9%

     7,350    Caterpillar Inc.                                                     527,804
------------------------------------------------------------------------------------------
              Metals & Mining - 0.9%

     8,400    United States Steel Corporation                                      509,712
------------------------------------------------------------------------------------------
              Multiline Retail - 0.8%

     3,400    Sears Holding Corporation, (1)                                       449,616
------------------------------------------------------------------------------------------
              Multi-Utilities - 1.7%

    14,500    Dominion Resources, Inc.                                           1,000,935
------------------------------------------------------------------------------------------
              Oil, Gas & Consumable Fuels - 6.6%

     3,250    Amerada Hess Corporation                                             462,800

    27,350    Exxon Mobil Corporation                                            1,664,521

    12,293    Marathon Oil Corporation                                             936,358

     8,650    Occidental Petroleum Corporation                                     801,423
------------------------------------------------------------------------------------------
              Total Oil, Gas & Consumable Fuels                                  3,865,102
              ---------------------------------------------------------------------------
              Pharmaceuticals - 3.4%

    23,700    Abbott Laboratories                                                1,006,539

    17,400    Norvatis AG, ADR                                                     964,656
------------------------------------------------------------------------------------------
              Total Pharmaceuticals                                              1,971,195
              ---------------------------------------------------------------------------
              Road & Rail - 2.8%

     9,800    CSX Corporation                                                      586,040

    19,700    Norfolk Southern Corporation                                       1,065,179
------------------------------------------------------------------------------------------
              Total Road & Rail                                                  1,651,219
              ---------------------------------------------------------------------------
              Semiconductors & Equipment - 0.5%

    11,250    Freescale Semiconductor, Inc., Class B                               312,413
------------------------------------------------------------------------------------------
              Software - 1.9%

    40,200    Microsoft Corporation                                              1,093,842
------------------------------------------------------------------------------------------
              Tobacco - 2.0%

    16,350    Altria Group, Inc.                                                 1,158,561
------------------------------------------------------------------------------------------
              Total Common Stocks (cost $28,911,153)                            36,124,164
              ---------------------------------------------------------------------------


----
15

Portfolio of Investments (Unaudited)
NUVEEN BALANCED STOCK AND BOND FUND (continued)
March 31, 2006


   Principal
Amount (000)   Description                                                  Coupon Maturity           Value
--------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.3%

               U.S. Treasury Bonds - 11.8%

 $     2,610   United States of America Treasury Bonds                      7.250%  5/15/16 $     3,087,549

       1,900   United States of America Treasury Bonds                      7.250%  8/15/22       2,356,743

       1,280   United States of America Treasury Bonds                      6.000%  2/15/26       1,428,600
--------------------------------------------------------------------------------------------------------------
       5,790   Total U.S. Treasury Bonds                                                          6,872,892
--------------------------------------------------------------------------------------------------------------
               U.S. Treasury Notes - 23.5%

       3,015   United States of America Treasury Notes                      7.000%  7/15/06       3,034,200

       3,300   United States of America Treasury Notes                      3.125%  1/31/07       3,254,496

       3,825   United States of America Treasury Notes                      4.750% 11/15/08       3,818,126

       3,430   United States of America Treasury Notes                      5.750%  8/15/10       3,556,080
--------------------------------------------------------------------------------------------------------------
      13,570   Total U.S. Treasury Notes                                                         13,662,902
--------------------------------------------------------------------------------------------------------------
 $    19,360   Total U.S. Government and Agency Obligations (cost                                20,535,794
                $20,192,420)
--------------------------------------------------------------------------------------------------------------
------------

               SHORT-TERM INVESTMENTS - 3.0%
               Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $1,771,875, collateralized by $1,835,000
 $     1,771    U.S. Treasury Notes, 4.000%, due 6/15/09, value $1,810,499  4.250%  4/03/06       1,771,248
--------------------------------------------------------------------------------------------------------------
------------
               Total Short-Term Investments (cost $1,771,248)                                     1,771,248
               -------------------------------------------------------------------------------------------
               Total Investments (cost $50,874,821) - 100.4%                                     58,431,206
               -------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (0.4)%                                             (225,322)
               -------------------------------------------------------------------------------------------
               Net Assets - 100%                                                            $    58,205,884
               -------------------------------------------------------------------------------------------

            (1) Non-income producing.
            ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing amortization of premium on taxable debt investments, and timing differences in recognizing certain gains and losses on investment transactions.

           At March 31, 2006, the cost of investments was $51,374,153.

           Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $7,683,367
       Depreciation                                              (626,314)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $7,057,053
     ---------------------------------------------------------------------

----
16

Portfolio of Investments (Unaudited)
NUVEEN NWQ SMALL-CAP VALUE FUND
March 31, 2006

 Shares Description                                                             Value
-------------------------------------------------------------------------------------
        COMMON STOCKS - 91.4%

        Auto Components - 0.9%

 15,000 Commercial Vehicle Group Inc., (1)                           $        288,150
-------------------------------------------------------------------------------------

        Building Products - 3.7%

 48,750 Griffon Corporation, (1)                                            1,210,950
-------------------------------------------------------------------------------------

        Commercial Banks - 0.5%

  7,565 Bancorp, Inc., (1)                                                    185,721
-------------------------------------------------------------------------------------

        Communications Equipment - 1.4%

 15,600 CommScope Inc., (1)                                                   445,380
-------------------------------------------------------------------------------------

        Computers & Peripherals - 2.9%

249,600 Quantum Corporation, (1)                                              933,504
-------------------------------------------------------------------------------------

        Containers & Packaging - 1.4%

 33,400 Smurfit-Stone Container Corporation, (1)                              453,238
-------------------------------------------------------------------------------------

        Distributors - 0.3%

  8,200 Earle M. Jorgensen Company, (1)                                       124,230
-------------------------------------------------------------------------------------

        Electrical Equipment - 2.8%

 17,000 Lincoln Electric Holdings Inc.                                        917,830
-------------------------------------------------------------------------------------

        Electronic Equipment & Instruments - 4.5%

 34,600 General Cable Corporation, (1)                                      1,049,418

 28,400 Keithley Instruments, Inc.                                            436,224
-------------------------------------------------------------------------------------
        Total Electronic Equipment & Instruments                            1,485,642
        ----------------------------------------------------------------------------

        Energy Equipment & Services - 3.2%

 67,100 Stolt Offshore S.A., ADR, (1)                                       1,039,379
-------------------------------------------------------------------------------------

        Food Products - 5.2%

 62,700 Del Monte Foods Company                                               743,622

 54,200 Premium Standard Farms Inc.                                           951,210
-------------------------------------------------------------------------------------
        Total Food Products                                                 1,694,832
        ----------------------------------------------------------------------------

        Gas Utilities - 3.1%

 31,500 Southwestern Energy Company, (1)                                    1,013,985
-------------------------------------------------------------------------------------

        Household Durables - 1.4%

 24,300 Hooker Furniture Corporation                                          459,270
-------------------------------------------------------------------------------------

        Insurance - 2.0%

 38,100 PMA Capital Corporation, Class A, (1)                                 387,858

 89,500 Quanta Capital Holdings Limited, (1)                                  268,500
-------------------------------------------------------------------------------------
        Total Insurance                                                       656,358
        ----------------------------------------------------------------------------

        Machinery - 8.0%

 15,400 Albany International Corporation, Class A                             586,586

  7,300 Kennametal Inc.                                                       446,322

 15,000 RBC Bearings Inc., (1)                                                307,500

 54,900 Sauer-Danfoss, Inc.                                                 1,259,955
-------------------------------------------------------------------------------------
        Total Machinery                                                     2,600,363
        ----------------------------------------------------------------------------

----
17

Portfolio of Investments (Unaudited)
NUVEEN NWQ SMALL-CAP VALUE FUND (continued)
March 31, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------

       Metals & Mining - 9.1%

19,400 Aleris International Inc., (1)                               $        932,558

22,900 Century Aluminum Company, (1)                                         972,105

36,300 Gibraltar Industries Inc.                                           1,069,398
------------------------------------------------------------------------------------
       Total Metals & Mining                                               2,974,061
       ----------------------------------------------------------------------------
       Multiline Retail - 3.3%

46,800 Casey's General Stores, Inc.                                        1,070,316
------------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 7.8%

33,800 Denbury Resources Inc., (1)                                         1,070,446

22,050 Range Resources Corporation                                           602,186

58,600 Warren Resources Inc., (1)                                            873,140
------------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                   2,545,772
       ----------------------------------------------------------------------------
       Paper & Forest Products - 11.4%

29,900 Bowater Incorporated                                                  884,442

68,400 Buckeye Technologies Inc., (1)                                        619,020

25,200 Glatfelter                                                            461,916

58,100 Sappi Limited, Sponsored ADR                                          856,975

64,700 Wausau Paper Corp.                                                    916,799
------------------------------------------------------------------------------------
       Total Paper & Forest Products                                       3,739,152
       ----------------------------------------------------------------------------
       Real Estate - 7.3%

52,300 Anthracite Capital, Inc.                                              574,254

83,600 HomeBanc Corp.                                                        734,844

60,400 New York Mortgage Trust, Inc.                                         326,160

 9,900 RAIT Investment Trust                                                 279,576

20,200 Saxon Capital Inc., (1)                                               210,888

28,500 Sunset Financial Resources, Inc.                                      260,205
------------------------------------------------------------------------------------
       Total Real Estate                                                   2,385,927
       ----------------------------------------------------------------------------
       Road & Rail - 2.1%

37,200 Marten Transport, Ltd., (1)                                           672,948
------------------------------------------------------------------------------------
       Semiconductors & Equipment - 2.1%

57,900 Mattson Technology, Inc., (1)                                         694,800
------------------------------------------------------------------------------------
       Specialty Retail - 0.5%

 6,500 Gymboree Corporation, (1)                                             169,260
------------------------------------------------------------------------------------
       Textiles, Apparel & Luxury Goods - 3.5%

60,900 Fossil Inc., (1)                                                    1,131,522
------------------------------------------------------------------------------------
       Thrifts & Mortgage Finance - 3.0%

29,400 Franklin Bank Corporation, (1)                                        565,362

 9,900 IndyMac Bancorp, Inc.                                                 405,206
------------------------------------------------------------------------------------
       Total Thrifts & Mortgage Finance                                      970,568
       ----------------------------------------------------------------------------
       Total Common Stocks (cost $27,097,340)                             29,863,158
       ----------------------------------------------------------------------------

----
18

   Principal
Amount (000) Description                                                  Coupon Maturity         Value
-------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 7.2%
             Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $2,371,356, collateralized by $2,455,000
      $2,371  U.S. Treasury Notes, 4.000%, due 6/15/09, value $2,422,221  4.250%  4/03/06 $   2,370,516
-------------------------------------------------------------------------------------------------------
------------

  Total Short-Term Investments (cost $2,370,516)                   2,370,516
  -------------------------------------------------------------------------
  Total Investments (cost $29,467,856) - 98.6%                    32,233,674
  -------------------------------------------------------------------------
  Other Assets Less Liabilities - 1.4%                               472,116
  -------------------------------------------------------------------------
  Net Assets - 100%                                            $  32,705,790
  -------------------------------------------------------------------------

             (1) Non-income producing.
             ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At March 31, 2006, the cost of investments was $29,467,856.

           Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $3,006,764
       Depreciation                                              (240,946)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $2,765,818
     ---------------------------------------------------------------------

----
19

Portfolio of Investments (Unaudited)
NUVEEN NWQ GLOBAL VALUE FUND
March 31, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       COMMON STOCKS - 89.7%

       Aerospace & Defense - 3.8%

 1,400 Lockheed Martin Corporation                                  $        105,182

 1,800 Northrop Grumman Corporation                                          122,922

 1,600 Raytheon Company                                                       73,344
------------------------------------------------------------------------------------
       Total Aerospace & Defense                                             301,448
       ----------------------------------------------------------------------------
       Air Freight & Logistics - 0.8%

 1,850 TNT N.V., ADR                                                          63,881
------------------------------------------------------------------------------------
       Auto Components - 1.5%

 1,550 Magna International Inc., Class A                                     117,320
------------------------------------------------------------------------------------
       Beverages - 0.9%

 5,100 Kirin Brewery Company, Limited, ADR                                    69,054
------------------------------------------------------------------------------------
       Chemicals - 0.1%

   438 Tronox Incorporated, Class B                                            7,442
------------------------------------------------------------------------------------
       Commercial Banks - 1.5%

 1,850 Wells Fargo & Company                                                 118,160
------------------------------------------------------------------------------------
       Commercial Services & Supplies - 1.4%

 2,350 Pitney Bowes Inc.                                                     100,886

 1,000 Toppan Printing Company Limited                                        13,866
------------------------------------------------------------------------------------
       Total Commercial Services & Supplies                                  114,752
       ----------------------------------------------------------------------------
       Communications Equipment - 1.0%

 3,400 Motorola, Inc.                                                         77,894
------------------------------------------------------------------------------------
       Consumer Finance - 1.8%

 1,950 ACOM Company Limited, (1)                                              28,958

 1,820 Takefuji Corporation                                                  114,581
------------------------------------------------------------------------------------
       Total Consumer Finance                                                143,539
       ----------------------------------------------------------------------------
       Diversified Financial Services - 3.2%

 2,850 Citigroup Inc.                                                        134,606

 2,850 JPMorgan Chase & Co.                                                  118,674
------------------------------------------------------------------------------------
       Total Diversified Financial Services                                  253,280
       ----------------------------------------------------------------------------
       Diversified Telecommunication Services - 10.4%

 2,700 AT&T Inc.                                                              73,008

 3,760 Belgacom S.A.                                                         120,247

 7,700 Chunghwa Telecom Co., Ltd., Sponsored ADR                             150,843

 6,420 KT Corporation, Sponsored ADR                                         136,746

 3,430 Nippon Telegraph and Telephone Corporation, ADR                        73,917

 4,250 Sprint Nextel Corporation                                             109,820

 6,020 Telecom Italia S.p.A., Sponsored ADR                                  159,771
------------------------------------------------------------------------------------
       Total Diversified Telecommunication Services                          824,352
       ----------------------------------------------------------------------------
       Electric Utilities - 2.8%

 8,350 CLP Holdings Limited, ADR                                              49,265

 2,560 EDP - Energias de Portugal, S.A., Sponsored ADR                       100,301

 3,460 Korea Electric Power Corporation, Sponsored ADR                        74,736
------------------------------------------------------------------------------------
       Total Electric Utilities                                              224,302
       ----------------------------------------------------------------------------

----
20

Shares Description                                                             Value
------------------------------------------------------------------------------------
       Electronic Equipment & Instruments - 2.4%

 1,556 Agilent Technologies Inc., (1)                               $         58,428

   700 Kyocera Corporation, (1)                                               61,971

 3,400 Samsung SDI Company Ltd., Series 144A                                  68,000
------------------------------------------------------------------------------------
       Total Electronic Equipment & Instruments                              188,399
       ----------------------------------------------------------------------------
       Food & Staples Retailing - 1.2%

 3,150 J. Sainsbury PLC, Sponsored ADR                                        72,450

14,340 Northern Foods PLC                                                     24,291
------------------------------------------------------------------------------------
       Total Food & Staples Retailing                                         96,741
       ----------------------------------------------------------------------------
       Food Products - 1.0%

 1,060 Associated British Foods PLC, ADR                                      15,591

 4,500 Tyson Foods, Inc., Class A                                             61,830
------------------------------------------------------------------------------------
       Total Food Products                                                    77,421
       ----------------------------------------------------------------------------
       Health Care Providers & Services - 0.9%

 1,450 Aetna Inc.                                                             71,253
------------------------------------------------------------------------------------
       Household Durables - 0.8%

 4,000 Sekisui House, Ltd., Sponsored ADR                                     60,000
------------------------------------------------------------------------------------
       Household Products - 1.2%

 1,675 Kimberly-Clark Corporation                                             96,815
------------------------------------------------------------------------------------
       Industrial Conglomerates - 1.5%

 1,050 Tomkins PLC, Sponsored ADR                                             24,749

 3,600 Tyco International Ltd.                                                96,768
------------------------------------------------------------------------------------
       Total Industrial Conglomerates                                        121,517
       ----------------------------------------------------------------------------
       Insurance - 4.4%

 1,800 Aegon N.V.                                                             33,174

   900 Aon Corporation                                                        37,359

 3,000 Genworth Financial Inc.                                               100,290

 1,550 Hartford Financial Services Group, Inc.                               124,853

   750 MGIC Investment Corporation                                            49,973
------------------------------------------------------------------------------------
       Total Insurance                                                       345,649
       ----------------------------------------------------------------------------
       Leisure Equipment & Products - 1.6%

 3,670 Fuji Photo Film Co., Ltd., ADR                                        123,018
------------------------------------------------------------------------------------
       Media - 7.1%

 3,250 CBS Corporation, Class B                                               77,935

 3,050 Comcast Corporation, Special Class A, (1)                              79,666

 1,650 Dai Nippon Printing Co., Ltd., ADR                                     59,573

10,650 Liberty Media Corporation, Class A, (1)                                87,437

 6,650 Premiere AG, (1)                                                      118,061

 3,650 Viacom Inc., Class B, (1)                                             141,620
------------------------------------------------------------------------------------
       Total Media                                                           564,292
       ----------------------------------------------------------------------------
       Metals & Mining - 8.0%

 3,760 Alumina Limited, Sponsored ADR                                         79,298

 4,100 Anglo American PLC, ADR                                                80,237

 1,310 AngloGold Ashanti Limited, Sponsored ADR                               70,897

----
21

Portfolio of Investments (Unaudited)
NUVEEN NWQ GLOBAL VALUE FUND (continued)
March 31, 2006

Shares Description                                                             Value
------------------------------------------------------------------------------------
       Metals & Mining (continued)

 6,018 Barrick Gold Corporation                                     $        163,929

   570 Impala Platinum Holdings Limited, Sponsored ADR                        27,066

 2,440 Lihir Gold Limited, Sponsored ADR, (1)                                 91,622

 1,400 Lonmin PLC, Sponsored ADR                                              64,330

 1,750 Xstrata PLC                                                            56,644
------------------------------------------------------------------------------------
       Total Metals & Mining                                                 634,023
       ----------------------------------------------------------------------------
       Multi-Utilities - 1.2%

 3,860 United Utilities PLC, Sponsored ADR                                    93,605
------------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 8.7%

 2,175 Eni S.p.A., Sponsored ADR                                             123,932

 2,173 Kerr-McGee Corporation                                                207,477

 3,700 Noble Energy, Inc.                                                    162,504

 1,867 Royal Dutch Shell PLC, Class B, ADR                                   121,635

   290 Total SA                                                               76,508
------------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                     692,056
       ----------------------------------------------------------------------------
       Paper & Forest Products - 2.5%

 2,400 International Paper Company                                            82,968

 7,550 Stora Enso Oyj, Sponsored ADR                                         115,893
------------------------------------------------------------------------------------
       Total Paper & Forest Products                                         198,861
       ----------------------------------------------------------------------------
       Personal Products - 0.7%

 2,950 Shiseido Company, Limited, Sponsored ADR                               54,133
------------------------------------------------------------------------------------
       Pharmaceuticals - 1.6%

 5,500 Daiichi Sankyo Company Limited                                        125,467
------------------------------------------------------------------------------------
       Road & Rail - 1.1%

   900 Union Pacific Corporation                                              84,015
------------------------------------------------------------------------------------
       Semiconductors & Equipment - 0.6%

 2,630 NEC Electronics Corporation, ADR, (1)                                  52,863
------------------------------------------------------------------------------------
       Software - 5.4%

 8,050 CA Inc.                                                               219,037

 2,750 Microsoft Corporation                                                  74,828

17,900 Misys PLC                                                              69,818

 3,640 Nintendo Co., LTD., ADR                                                67,522
------------------------------------------------------------------------------------
       Total Software                                                        431,205
       ----------------------------------------------------------------------------
       Textiles, Apparel & Luxury Goods - 1.0%

   750 Wacoal Corp., ADR                                                      50,588

 2,000 Wacoal Holdings Corporation (WI/DD, Settling 4/03/06)                  27,188
------------------------------------------------------------------------------------
       Total Textiles, Apparel & Luxury Goods                                 77,776
       ----------------------------------------------------------------------------
       Thrifts & Mortgage Finance - 4.4%

 2,800 Countrywide Financial Corporation                                     102,760

 3,450 Fannie Mae                                                            177,329

 1,150 Radian Group Inc.                                                      69,288
------------------------------------------------------------------------------------
       Total Thrifts & Mortgage Finance                                      349,377
       ----------------------------------------------------------------------------

----
22

Shares Description                                                             Value
------------------------------------------------------------------------------------
       Tobacco - 2.2%

 2,475 Altria Group, Inc.                                           $        175,378
------------------------------------------------------------------------------------
       Wireless Telecommunication Services - 1.0%

38,600 Vodafone Airtouch PLC                                                  80,812
------------------------------------------------------------------------------------
       Total Common Stocks (cost $6,562,382)                               7,110,100
       ----------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity        Value
------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 11.6%
             Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $920,324, collateralized by $905,000 U.S.
        $920  Treasury Notes, 5.500%, due 5/15/09, value $940,069         4.250%  4/03/06      919,998
------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $919,998)                                      919,998
             ----------------------------------------------------------------------------------------
             Total Investments (cost $7,482,380) - 101.3%                                    8,030,098
             ----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (1.3)%                                           (99,245)
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $  7,930,853
             ----------------------------------------------------------------------------------------

             (1) Non-income producing.
           WI/DD Portion of investment purchased on a when-issued or delayed delivery basis.
            144A Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
             ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At March 31, 2006, the cost of investments was $7,482,380.

           Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

      -------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $645,986
        Depreciation                                             (98,268)
      -------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $547,718
      -------------------------------------------------------------------

----
23

Portfolio of Investments (Unaudited)
NUVEEN NWQ VALUE OPPORTUNITIES FUND
March 31, 2006

 Shares Description                                                             Value
-------------------------------------------------------------------------------------
        COMMON STOCKS - 69.3%

        Aerospace & Defense - 0.7%

 25,800 Orbital Sciences Corporation, (1)                            $        408,156
-------------------------------------------------------------------------------------
        Air Freight & Logistics - 0.3%

  5,300 TNT N.V., ADR                                                         183,009
-------------------------------------------------------------------------------------
        Building Products - 0.0%

    400 Tennant Company                                                        20,928
-------------------------------------------------------------------------------------
        Chemicals - 4.4%

  7,400 Aceto Corporation                                                      54,538

123,100 Mosaic Company, (1)                                                 1,766,485

 47,300 Sensient Technologies Corporation                                     853,765

     26 Tronox Incorporated, Class B                                              442
-------------------------------------------------------------------------------------
        Total Chemicals                                                     2,675,230
        ----------------------------------------------------------------------------
        Commercial Services & Supplies - 0.9%

 46,000 Allied Waste Industries, Inc., (1)                                    563,040
-------------------------------------------------------------------------------------
        Construction & Engineering - 0.1%

  1,900 Shaw Group Inc., (1)                                                   57,760
-------------------------------------------------------------------------------------
        Diversified Telecommunication Services - 2.3%

 23,800 Chunghwa Telecom Co., Ltd., Sponsored ADR                             466,242

 44,000 KT Corporation, Sponsored ADR                                         937,200
-------------------------------------------------------------------------------------
        Total Diversified Telecommunication Services                        1,403,442
        ----------------------------------------------------------------------------
        Electric Utilities - 8.3%

 13,300 Alliant Energy Corporation                                            418,551

 17,200 Ameren Corporation                                                    856,904

 20,500 DTE Energy Company                                                    821,845

 19,100 EDP - Energias de Portugal, S.A., Sponsored ADR                       748,338

 26,400 IDACORP, INC                                                          858,528

 10,600 Korea Electric Power Corporation, Sponsored ADR                       228,960

 46,000 PNM Resources Inc.                                                  1,122,400
-------------------------------------------------------------------------------------
        Total Electric Utilities                                            5,055,526
        ----------------------------------------------------------------------------
        Electronic Equipment & Instruments - 1.7%

  2,200 Kyocera Corporation, Sponsored ADR                                    193,886

  2,900 OSI Systems Inc., (1)                                                  61,277

 24,000 Samsung SDI Company Ltd., Series 144A                                 480,000

  7,500 Tech Data Corporation, (1)                                            276,825
-------------------------------------------------------------------------------------
        Total Electronic Equipment & Instruments                            1,011,988
        ----------------------------------------------------------------------------
        Energy Equipment & Services - 0.3%

  2,950 Technip SA, ADR                                                       200,423
-------------------------------------------------------------------------------------
        Food & Staples Retailing - 2.0%

  4,400 Albertson's, Inc.                                                     112,948

 54,600 Kroger Co., (1)                                                     1,111,656
-------------------------------------------------------------------------------------
        Total Food & Staples Retailing                                      1,224,604
        ----------------------------------------------------------------------------

----
24

 Shares Description                                                             Value
-------------------------------------------------------------------------------------
        Food Products - 9.4%

  1,600 Archer-Daniels-Midland Company                               $         53,840

    500 Bunge Limited                                                          27,855

 55,300 ConAgra Foods, Inc.                                                 1,186,738

  8,900 Delta and Pine Land Company                                           268,424

 33,800 Sara Lee Corporation                                                  604,344

 29,500 Smithfield Foods, Inc., (1)                                           865,530

199,800 Tyson Foods, Inc., Class A                                          2,745,252
-------------------------------------------------------------------------------------
        Total Food Products                                                 5,751,983
        ----------------------------------------------------------------------------
        Household Durables - 0.1%

  5,300 Sekisui House, Ltd., Sponsored ADR                                     79,500
-------------------------------------------------------------------------------------
        Household Products - 0.7%

  1,550 KAO Corporation                                                       406,875
-------------------------------------------------------------------------------------
        Independent Power Producers & Energy Traders - 1.2%

 15,900 NRG Energy Inc., (1)                                                  718,998
-------------------------------------------------------------------------------------
        Insurance - 0.9%

  1,700 Aon Corporation                                                        70,567

 14,900 CNA Financial Corporation, (1)                                        474,416
-------------------------------------------------------------------------------------
        Total Insurance                                                       544,983
        ----------------------------------------------------------------------------
        Machinery - 6.2%

127,400 AGCO Corporation, (1)                                               2,642,276

  4,800 Alamo Group Inc.                                                      106,272

  1,200 CNH Global N.V.                                                        30,936

    300 Komatsu, Ltd., Sponsored ADR                                           22,832

 18,700 Lindsay Manufacturing Company                                         506,583

 19,800 Tecumseh Products Company, Class A                                    485,892
-------------------------------------------------------------------------------------
        Total Machinery                                                     3,794,791
        ----------------------------------------------------------------------------
        Marine - 1.4%

 27,800 Genco Shipping and Trading Limited                                    473,156

 83,600 Navios Maritime Holdings Inc., (1)                                    399,608
-------------------------------------------------------------------------------------
        Total Marine                                                          872,764
        ----------------------------------------------------------------------------
        Media - 1.9%

 43,200 Scholastic Corporation                                              1,156,032
-------------------------------------------------------------------------------------
        Metals & Mining - 16.0%

  3,300 Alumina Limited, Sponsored ADR                                         69,597

 43,600 AngloGold Ashanti Limited, Sponsored ADR                            2,359,632

 70,000 Apex Silver Mines Limited, (1)                                      1,662,500

  2,300 Banro Corporation, (1)                                                 25,760

 36,565 Barrick Gold Corporation                                              996,031

292,000 Bema Gold Corporation, (1)                                          1,293,560

 55,000 Crystallex International Corporation, (1)                             226,050

 18,000 Eldorado Gold Corporation, (1)                                         86,040

114,000 Entree Gold Inc., (1)                                                 267,900

----
25

Portfolio of Investments (Unaudited)
NUVEEN NWQ VALUE OPPORTUNITIES FUND (continued)
March 31, 2006

 Shares Description                                                             Value
----------------------------------------------------------------------------------------
        Metals & Mining (continued)

  1,200 Falconbridge Limited                                         $         42,060

    400 Inco Limited                                                           19,956

 56,100 Ivanhoe Mines Limited, (1)                                            540,243

 40,000 Lihir Gold Limited, Sponsored ADR, (1)                              1,502,000

  1,200 Lonmin PLC, Sponsored ADR                                              55,140

  1,100 Newmont Mining Corporation                                             57,079

 16,600 NovaGold Resources Inc.                                               253,980

  9,100 Orezone Resources Inc., (1)                                            20,293

150,100 Rio Narcea Gold Mines Ltd, (1)                                        291,194
----------------------------------------------------------------------------------------
        Total Metals & Mining                                               9,769,015
        ----------------------------------------------------------------------------
        Multi-Utilities - 1.8%

 53,300 Puget Energy Inc.                                                   1,128,894
----------------------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 0.3%

    132 Kerr-McGee Corporation                                                 12,603

  3,100 Nexen Inc.                                                            170,624
----------------------------------------------------------------------------------------
        Total Oil, Gas & Consumable Fuels                                     183,227
        ----------------------------------------------------------------------------
        Paper & Forest Products - 3.4%

 35,200 Buckeye Technologies Inc., (1)                                        318,560

125,100 Domtar Inc.                                                           891,963

 61,900 Wausau Paper Corp.                                                    877,123
----------------------------------------------------------------------------------------
        Total Paper & Forest Products                                       2,087,646
        ----------------------------------------------------------------------------
        Real Estate - 0.8%

 78,800 MFA Mortgage Investments, Inc.                                        500,380
----------------------------------------------------------------------------------------
        Road & Rail - 1.4%

  9,000 Union Pacific Corporation                                             840,150
----------------------------------------------------------------------------------------
        Specialty Retail - 0.8%

 '8,500 CDW Corporation                                                       500,225
----------------------------------------------------------------------------------------
        Water Utilities - 2.0%

 55,700 Companhia de Saneamento Basico do Estado de Sao Paulo               1,225,957
----------------------------------------------------------------------------------------
        Total Common Stocks (cost $39,082,201)                             42,365,526
        ----------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (2)     Value
---------------------------------------------------------------------------------------------------------------
             CONVERTIBLE BONDS - 14.2%

             Airlines - 0.8%

      $  517 JetBlue Airways Corporation                                  3.500%  7/15/33          B2   461,423
---------------------------------------------------------------------------------------------------------------
             Auto Components - 3.6%

         233 American Axle and Manufacturing Holdings Inc.                2.000%  2/15/24        BBB-   181,158

       4,324 Lear Corporation                                             0.000%  2/20/22          B2 2,010,660
---------------------------------------------------------------------------------------------------------------
       4,557 Total Auto Components                                                                    2,191,818
---------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 0.6%

         417 Allied Waste Industries, Inc.                                4.250%  4/15/34          B+   388,853
---------------------------------------------------------------------------------------------------------------

----
26

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 0.5%

     $   132 Adaptec Inc.                                                 0.750% 12/22/23        CCC+ $     115,994

         181 Quantum Corporation                                          4.375%  8/01/10          B-       192,991
-------------------------------------------------------------------------------------------------------------------
         313 Total Computers & Peripherals                                                                  308,985
-------------------------------------------------------------------------------------------------------------------
             Electrical Equipment - 2.3%

       1,991 GrafTech International Limited                               1.625%  1/15/24          B2     1,426,054
-------------------------------------------------------------------------------------------------------------------
             Electronic Equipment & Instruments - 0.5%

         320 SCI Systems Inc.                                             3.000%  3/15/07          B1       311,200
-------------------------------------------------------------------------------------------------------------------
             Health Care Providers & Services - 0.1%

          50 Genesis Healthcare Corporation                               2.500%  3/15/25          B-        50,813
-------------------------------------------------------------------------------------------------------------------
             Media - 1.9%

       1,189 Echostar Communications Corporation, Convertible             5.750%  5/15/08           B     1,180,083
              Subordinated Notes
-------------------------------------------------------------------------------------------------------------------
             Metals & Mining - 0.3%

         193 Apex Silver Mines Limited                                    2.875%  3/15/24         N/R       186,969
-------------------------------------------------------------------------------------------------------------------
             Semiconductors & Equipment - 3.6%

         500 Axcelis Technologies Inc.                                    4.250%  1/15/07         N/R       495,000

         117 FEI Company, Convertible Notes                               5.500%  8/15/08          B-       116,415

       1,187 International Rectifier Corporation, Convertible             4.250%  7/15/07          B+     1,161,775
              Subordinated Notes

         408 TriQuint Semiconductor, Inc.                                 4.000%  3/01/07         N/R       400,860
-------------------------------------------------------------------------------------------------------------------

       2,212 Total Semiconductors & Equipment                                                             2,174,050
-------------------------------------------------------------------------------------------------------------------
     $11,759 Total Convertible Bonds (cost $8,515,785)                                                    8,680,248
-------------------------------------------------------------------------------------------------------------------
------------

   Principal
Amount (000) Description                                                  Coupon Maturity                     Value
-------------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 16.4%
             Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $10,012,143, collateralized by
              $10,680,000 U.S. Treasury Notes, 4.250%, due 8/15/15,
     $10,009  valued at $10,211,180                                       4.250%  4/03/06                10,008,598
-------------------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $10,008,598)                                             10,008,598
             -----------------------------------------------------------------------------------------------------
             Total Investments (cost $57,606,584) - 99.9%                                                61,054,372
             -----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.1%                                                            31,765
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $  61,086,137
             -----------------------------------------------------------------------------------------------------

            (1) Non-income producing.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            N/R Not rated.
           144A Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
            ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing amortization of premium on taxable debt investments and recognizing certain gains and losses on investment transactions.

           At March 31, 2006, the cost of investments was $57,608,113.

           Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $3,898,141
       Depreciation                                              (451,882)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $3,446,259
     ---------------------------------------------------------------------

----
27

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date May 30, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date May 30, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date May 30, 2006